Award Timing Disclosure	12 Months Ended
	Dec. 31, 2025	Dec. 01, 2025 USD ($) $ / shares	Nov. 03, 2025 USD ($) $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Grant Practices
We generally grant equity awards to employees, including our Named Executive Officers, on a pre-established
schedule and do not grant any form of equity compensation in anticipation of the release of material, non-public
information. Similarly, we do not time the release of material, non-public
information based on equity award grant dates.
Historically, a core component of our executive compensation program consisted of monthly stock option grants to our Named Executive Officers on a formulaic basis based on a stock option allocation amount that the Compensation Committee approved during the December of the prior calendar year. For example, the Compensation Committee approved the stock option allocation amount for each Named Executive Officer’s 2023 compensation in December 2022, with stock options for the 2023 compensation year granted beginning in February 2023 through January 2024. We granted stock options on the first trading day of each such month, with the number of options granted based on (a) the closing stock price on that trading day and (b) the stock option allocation amount approved in December 2022. Please see the discussion about stock options under the heading “Elements of the Prior Executive Compensation Program” in our proxy statement filed on April 18, 2024 for additional details about the formula we used to grant options.
In 2024, we transitioned from the stock option allocation program to granting RSUs and PSUs to our Named Executive Officers. Our Compensation Committee approved the 2025 target dollar value of the RSU and PSU grants to our Named Executive Officers in December 2024 and specified that the grant date for such awards be the second business day following the January 2025 earnings release. In December 2024, the Compensation Committee also approved the formula for converting the target dollar value of the RSU and PSU grants into a number of RSUs and PSUs.
During 2025, we did not grant options to our Named Executive Officers, except to Mr. Hastings for his non-employee
director service.
As described under “Proposal 1: Our Board of Directors—Election of Directors—How We are Paid,” the Director Equity Compensation Plan provides for a monthly grant of stock options to non-employee
directors of the Company. Stock option awards are granted on the first trading day of each month. Set forth below are the option awards granted to Mr. Hastings, in his capacity as Chairman and non-executive
director of the Board, in the period beginning four business days before the filing of a periodic report on Form
10-Q
or Form
10-K,
or the filing or furnishing of a current report on Form
8-K
disclosing material nonpublic information and ending one business day after the filing or furnishing of such report with the SEC.

Name	Grant date	Number of securities underlying the award	Exercise price of the award ($/Sh)	Grant date fair value of the award ($) (1)	Percentage change
in the closing
market price of the
securities
underlying the
award between the
trading day ending
immediately prior to
the disclosure of
material nonpublic
information and the
trading day
immediately
following the
disclosure of
material nonpublic
					information (%)

REED HASTINGS	11/03/2025	570	110.01	33,981	-0.15%

REED HASTINGS	12/01/2025	576	109.13	34,064	-6.23%

(1)
Dollar amounts in the “Grant date fair value of the award” column reflect the grant date fair value with respect to stock options computed in accordance with FASB ASC Topic 718. The grant date fair value for stock options is calculated using a lattice-binomial model and incorporates assumptions such as expected volatility, risk-free interest rate, suboptimal exercise factor, and dividend yield.

Award Timing Method	We generally grant equity awards to employees, including our Named Executive Officers, on a pre-established
schedule and do not grant any form of equity compensation in anticipation of the release of material, non-public
information. Similarly, we do not time the release of material, non-public
information based on equity award grant dates.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	During 2025, we did not grant options to our Named Executive Officers, except to Mr. Hastings for his non-employee director service.
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table

Name	Grant date	Number of securities underlying the award	Exercise price of the award ($/Sh)	Grant date fair value of the award ($) (1)	Percentage change
in the closing
market price of the
securities
underlying the
award between the
trading day ending
immediately prior to
the disclosure of
material nonpublic
information and the
trading day
immediately
following the
disclosure of
material nonpublic
					information (%)

REED HASTINGS	11/03/2025	570	110.01	33,981	-0.15%

REED HASTINGS	12/01/2025	576	109.13	34,064	-6.23%

(1)
Dollar amounts in the “Grant date fair value of the award” column reflect the grant date fair value with respect to stock options computed in accordance with FASB ASC Topic 718. The grant date fair value for stock options is calculated using a lattice-binomial model and incorporates assumptions such as expected volatility, risk-free interest rate, suboptimal exercise factor, and dividend yield.

Reed Hastings [Member]
Awards Close in Time to MNPI Disclosures
Name		REED HASTINGS	REED HASTINGS
Underlying Securities		576	570
Exercise Price | $ / shares		$ 109.13	$ 110.01
Fair Value as of Grant Date		$ 34,064	$ 33,981
Underlying Security Market Price Change		(0.0623)	(0.0015)